UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

           Investment Company Act file number 811-10153

             Oppenheimer Select Managers Series - QM Active Balanced Fund
             ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
                    (Address of principal executive offices)
                                                         (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                        (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2002 - May 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  May 31, 2003 / Unaudited


                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Common Stocks--64.1%
----------------------------------------------------------------
 Consumer Discretionary--9.2%
----------------------------------------------------------------
 Auto Components--0.2%
 American Axle & Manufacturing
 Holdings, Inc. 1                            400    $    10,000
----------------------------------------------------------------
 Gentex Corp. 1                              100          3,114
----------------------------------------------------------------
 Stoneridge, Inc. 1                          100          1,178
                                                    ------------
                                                         14,292
----------------------------------------------------------------
 Automobiles--0.4%
 Ford Motor Co.                              900          9,450
----------------------------------------------------------------
 General Motors Corp.                        500         17,665
                                                    ------------

                                                         27,115
----------------------------------------------------------------
 Distributors--0.0%
 Handleman Co. 1                             200          3,648

----------------------------------------------------------------
 Hotels, Restaurants & Leisure--0.6%
 Harrah's Entertainment, Inc. 1              200          8,018
----------------------------------------------------------------
 Jack in the Box, Inc. 1                     200          4,204
----------------------------------------------------------------
 Mandalay Resort Group 1                     700         21,105
----------------------------------------------------------------
 Papa John's International, Inc. 1           100          2,477
----------------------------------------------------------------
 Park Place Entertainment Corp. 1            300          2,286
----------------------------------------------------------------
 Ryan's Family Steak Houses, Inc. 1          400          5,140
                                                    ------------
                                                         43,230


----------------------------------------------------------------
 Household Durables--0.5%
 Harman International Industries, Inc.       200         14,840
----------------------------------------------------------------
 KB Home                                     100          6,250
----------------------------------------------------------------
 Lennar Corp., Cl. B                          10            651
----------------------------------------------------------------
 Ryland Group, Inc. (The)                    200         13,020
----------------------------------------------------------------
 Standard Pacific Corp.                      100          3,438
                                                    ------------
                                                         38,199


----------------------------------------------------------------
 Internet & Catalog Retail--0.8%
 Amazon.com, Inc. 1                          600         21,564
----------------------------------------------------------------
 USA Interactive 1                           900         34,605
                                                    ------------
                                                         56,169


----------------------------------------------------------------
 Leisure Equipment & Products--0.4%
 Eastman Kodak Co.                           300          9,192
----------------------------------------------------------------
 Mattel, Inc. 1                              500         10,755
----------------------------------------------------------------
 SCP Pool Corp. 1                            300          9,663
                                                    ------------
                                                         29,610


----------------------------------------------------------------
 Media--3.0%
 AOL Time Warner, Inc. 1                   1,600         24,352
----------------------------------------------------------------
 Clear Channel Communications, Inc. 1        400         16,280
----------------------------------------------------------------
 Comcast Corp., Cl. A 1                      226          6,805
----------------------------------------------------------------
 Courier Corp.                               100          4,876

                                                  Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Media Continued
 Disney (Walt) Co.                           700    $    13,755
----------------------------------------------------------------
 Gannett Co., Inc.                           400         31,600
----------------------------------------------------------------
 Knight-Ridder, Inc.                         300         21,132
----------------------------------------------------------------
 Liberty Media Corp., Cl. A 1              1,800         21,060
----------------------------------------------------------------
 McGraw-Hill Cos., Inc. (The)                200         12,642
----------------------------------------------------------------
 Meredith Corp.                              300         13,191
----------------------------------------------------------------
 Pulitzer, Inc.                              100          5,028
----------------------------------------------------------------
 Viacom, Inc., Cl. B 1                     1,100         50,072
                                                    ------------
                                                        220,793


----------------------------------------------------------------
 Multiline Retail--1.3%
 99 Cents Only Stores 1                      100          3,178
----------------------------------------------------------------
 BJ's Wholesale Club, Inc. 1                 200          3,084
----------------------------------------------------------------
 Federated Department Stores, Inc. 1         500         16,250
----------------------------------------------------------------
 Fred's, Inc.                                200          7,358
----------------------------------------------------------------
 Penney (J.C.) Co., Inc. (Holding Co.)       400          6,928
----------------------------------------------------------------
 Sears Roebuck & Co.                         400         11,992
----------------------------------------------------------------
 Stage Stores, Inc. 1                        100          2,442
----------------------------------------------------------------
 Wal-Mart Stores, Inc.                       800         42,088
                                                    ------------
                                                         93,320


----------------------------------------------------------------
 Specialty Retail--1.9%
 Abercrombie & Fitch Co., Cl. A 1            500         14,275
----------------------------------------------------------------
 AutoZone, Inc. 1                            300         25,104
----------------------------------------------------------------
 Best Buy Co., Inc. 1                        200          7,740
----------------------------------------------------------------
 Home Depot, Inc.                          1,400         45,486
----------------------------------------------------------------
 Lowe's Cos., Inc.                           800         33,808
----------------------------------------------------------------
 PetsMart, Inc. 1                            700         12,103
                                                    ------------
                                                        138,516


----------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.1%
 Jones Apparel Group, Inc. 1                 400         11,744
----------------------------------------------------------------
 Consumer Staples--5.1%
----------------------------------------------------------------
 Beverages--1.4%
 Anheuser-Busch Cos., Inc.                   600         31,578
----------------------------------------------------------------
 Coca-Cola Co. (The)                         400         18,228
----------------------------------------------------------------
 Pepsi Bottling Group, Inc. (The)          1,200         24,468
----------------------------------------------------------------
 PepsiCo, Inc.                               600         26,520
                                                    ------------
                                                        100,794

----------------------------------------------------------------
 Food & Staples Retailing--0.7%
 Albertson's, Inc.                           400          8,348
----------------------------------------------------------------
 Kroger Co. (The) 1                          900         14,445
----------------------------------------------------------------
 Safeway, Inc. 1                             700         13,188
----------------------------------------------------------------
 Winn-Dixie Stores, Inc.                     900         12,726
                                                    ------------
                                                         48,707

             5 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Food Products--0.7%
 ConAgra Foods, Inc.                         100    $     2,427
----------------------------------------------------------------
 General Mills, Inc.                         100          4,678
----------------------------------------------------------------
 Hain Celestial Group, Inc. 1                200          3,456
----------------------------------------------------------------
 Heinz (H.J.) Co.                            200          6,614
----------------------------------------------------------------
 International Multifoods Corp. 1            700         14,140
----------------------------------------------------------------
 Interstate Bakeries Corp.                   200          2,596
----------------------------------------------------------------
 Sara Lee Corp.                              800         14,576
----------------------------------------------------------------
 Tyson Foods, Inc., Cl. A                    700          6,650
                                                    ------------
                                                         55,137

----------------------------------------------------------------
 Household Products--1.7%
 Clorox Co. (The)                            200          8,932
----------------------------------------------------------------
 Energizer Holdings, Inc. 1                  800         25,424
----------------------------------------------------------------
 Kimberly-Clark Corp.                        700         36,351
----------------------------------------------------------------
 Procter & Gamble Corp. (The)                600         55,092
                                                    ------------
                                                        125,799

----------------------------------------------------------------
 Personal Products--0.1%
 Avon Products, Inc.                         100          6,094
----------------------------------------------------------------
 Tobacco--0.5%
 Altria Group, Inc.                          900         37,170
----------------------------------------------------------------
 Energy--3.5%
----------------------------------------------------------------
 Energy Equipment & Services--0.3%
 FMC Technologies, Inc. 1                    400          8,932
----------------------------------------------------------------
 Gulf Island Fabrication, Inc. 1             100          1,729
----------------------------------------------------------------
 Nabors Industries Ltd. 1                    200          9,016
                                                    ------------
                                                         19,677

----------------------------------------------------------------
 Oil & Gas--3.2%
 Amerada Hess Corp.                          200          9,800
----------------------------------------------------------------
 Anadarko Petroleum Corp.                    400         19,712
----------------------------------------------------------------
 Burlington Resources, Inc.                  400         21,316
----------------------------------------------------------------
 ChevronTexaco Corp.                         331         23,481
----------------------------------------------------------------
 Comstock Resources, Inc. 1                  100          1,371
----------------------------------------------------------------
 Denbury Resources, Inc. 1                   500          6,075
----------------------------------------------------------------
 Devon Energy Corp.                          500         26,000
----------------------------------------------------------------
 Exxon Mobil Corp.                         2,700         98,280
----------------------------------------------------------------
 Marathon Oil Corp.                          100          2,573
----------------------------------------------------------------
 Premcor, Inc. 1                             200          4,350
----------------------------------------------------------------
 Spinnaker Exploration Co. 1                 600         15,876
----------------------------------------------------------------
 Stone Energy Corp. 1                        100          4,090
----------------------------------------------------------------
 Valero Energy Corp.                         100          3,750
                                                    ------------
                                                        236,674

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Financials--13.8%
----------------------------------------------------------------
 Commercial Banks--5.5%
 AmSouth Bancorp                             300    $     6,696
----------------------------------------------------------------
 Bank of America Corp.                       800         59,360
----------------------------------------------------------------
 Bank One Corp.                              500         18,680
----------------------------------------------------------------
 Charter One Financial, Inc.                 800         24,368
----------------------------------------------------------------
 FirstFed Financial Corp. 1                  200          6,786
----------------------------------------------------------------
 FleetBoston Financial Corp.                 900         26,613
----------------------------------------------------------------
 Flushing Financial Corp.                    200          4,118
----------------------------------------------------------------
 Golden West Financial Corp.                 200         15,558
----------------------------------------------------------------
 Greenpoint Financial Corp.                  200         10,138
----------------------------------------------------------------
 Independence Community Bank Corp.           100          2,830
----------------------------------------------------------------
 National City Corp.                         500         16,910
----------------------------------------------------------------
 Net.B@nk, Inc.                              400          5,308
----------------------------------------------------------------
 New York Community Bancorp, Inc.            800         22,160
----------------------------------------------------------------
 North Fork Bancorp., Inc.                   200          6,614
----------------------------------------------------------------
 Popular, Inc.                               300         11,848
----------------------------------------------------------------
 Roslyn Bancorp, Inc.                        100          1,931
----------------------------------------------------------------
 Staten Island Bancorp, Inc.                 200          3,856
----------------------------------------------------------------
 U.S. Bancorp                                706         16,732
----------------------------------------------------------------
 Union Planters Corp.                        600         19,308
----------------------------------------------------------------
 UnionBanCal Corp.                           200          8,450
----------------------------------------------------------------
 Wachovia Corp.                            1,200         48,216
----------------------------------------------------------------
 Washington Mutual, Inc.                   1,050         42,819
----------------------------------------------------------------
 Wells Fargo Co.                             500         24,150
                                                    ------------
                                                        403,449

----------------------------------------------------------------
 Diversified Financial Services--4.9%
 Capital One Financial Corp.                 200          9,634
----------------------------------------------------------------
 Citigroup, Inc.                           2,100         86,142
----------------------------------------------------------------
 Countrywide Financial Corp.                 400         29,460
----------------------------------------------------------------
 DVI, Inc. 1                                 400          3,180
----------------------------------------------------------------
 Fannie Mae                                  700         51,800
----------------------------------------------------------------
 Freddie Mac                                 700         41,867
----------------------------------------------------------------
 Goldman Sachs Group, Inc. (The)             100          8,150
----------------------------------------------------------------
 Household International, Inc.             1,000         31,710
----------------------------------------------------------------
 J.P. Morgan Chase & Co.                   1,400         46,004
----------------------------------------------------------------
 Moody's Corp.                               200         10,430
----------------------------------------------------------------
 Morgan Stanley                              300         13,725
----------------------------------------------------------------
 Principal Financial Group, Inc. (The) 1     700         22,232
                                                    ------------
                                                        354,334

----------------------------------------------------------------
 Insurance--2.7%
 ACE Ltd.                                    200          7,300
----------------------------------------------------------------
 Allstate Corp.                              300         10,797
----------------------------------------------------------------
 American International Group, Inc.          615         35,596
----------------------------------------------------------------
 American Physicians Capital, Inc. 1         300          7,029


             6 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Insurance Continued
 AmerUs Group Co. 1                          500    $    13,455
----------------------------------------------------------------
 Brown & Brown, Inc.                         200          7,090
----------------------------------------------------------------
 Fidelity National Financial, Inc.           312          9,694
----------------------------------------------------------------
 John Hancock Financial Services, Inc. 1     600         18,150
----------------------------------------------------------------
 LandAmerica Financial Group, Inc.           100          4,715
----------------------------------------------------------------
 Loews Corp.                                 200          9,620
----------------------------------------------------------------
 MetLife, Inc. 1                             900         25,173
----------------------------------------------------------------
 St. Paul Cos., Inc.                         400         14,632
----------------------------------------------------------------
 Travelers Property Casualty Corp., Cl. A  1,077         17,587
----------------------------------------------------------------
 Travelers Property Casualty Corp., Cl. B    759         12,273
----------------------------------------------------------------
 UnumProvident Corp.                         500          6,450
                                                    ------------
                                                        199,561


----------------------------------------------------------------
 Real Estate--0.7%
 Boykin Lodging Co.                          300          2,421
----------------------------------------------------------------
 Equity Inns, Inc.                           100            714
----------------------------------------------------------------
 Equity Office Properties Trust              200          5,382
----------------------------------------------------------------
 Friedman, Billings, Ramsey Group,
 Inc., Cl. A                                 365          4,854
----------------------------------------------------------------
 Impac Mortgage Holdings, Inc.               700         10,283
----------------------------------------------------------------
 National Health Investors, Inc.             600         10,170
----------------------------------------------------------------
 Nationwide Health Properties, Inc.        1,000         15,210
                                                    ------------
                                                         49,034

----------------------------------------------------------------
 Health Care--10.2%
----------------------------------------------------------------
 Biotechnology--1.7%
 Amgen, Inc. 1                               720         46,591
----------------------------------------------------------------
 Genentech, Inc. 1                           800         50,088
----------------------------------------------------------------
 Wyeth                                       600         26,310
                                                    ------------
                                                        122,989


----------------------------------------------------------------
 Health Care Equipment & Supplies--1.4%
 Analogic Corp.                              100          5,100
----------------------------------------------------------------
 Bard (C.R.), Inc.                           200         14,030
----------------------------------------------------------------
 Becton, Dickinson & Co.                     600         24,000
----------------------------------------------------------------
 Edwards Lifesciences Corp. 1                200          6,064
----------------------------------------------------------------
 Fisher Scientific International, Inc. 1     100          3,169
----------------------------------------------------------------
 Hillenbrand Industries, Inc.                100          5,115
----------------------------------------------------------------
 Medtronic, Inc.                             100          4,873
----------------------------------------------------------------
 Mentor Corp.                                700         14,854
----------------------------------------------------------------
 Stryker Corp.                               300         20,202
----------------------------------------------------------------
 West Pharmaceutical Services, Inc.          100          2,514
                                                    ------------
                                                         99,921


----------------------------------------------------------------
 Health Care Providers & Services--1.9%
 AdvancePCS, Inc. 1                          100          3,321
----------------------------------------------------------------
 Aetna, Inc. 1                               200         11,484

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Health Care Providers & Services Continued
 Anthem, Inc. 1                              300    $    22,005
----------------------------------------------------------------
 Cigna Corp.                                 300         16,830
----------------------------------------------------------------
 DaVita, Inc. 1                              100          2,425
----------------------------------------------------------------
 Express Scripts, Inc. 1                     300         19,632
----------------------------------------------------------------
 PacifiCare Health Systems, Inc. 1           200          7,732
----------------------------------------------------------------
 Renal Care Group, Inc. 1                    200          6,796
----------------------------------------------------------------
 Tenet Healthcare Corp. 1                    600         10,014
----------------------------------------------------------------
 UnitedHealth Group, Inc.                    300         28,782
----------------------------------------------------------------
 Universal Health Services, Inc., Cl. B 1    100          4,541
----------------------------------------------------------------
 US Oncology, Inc. 1                         700          5,985
                                                    ------------
                                                        139,547


----------------------------------------------------------------
 Pharmaceuticals--5.2%
 Abbott Laboratories                         500         22,275
----------------------------------------------------------------
 Allergan, Inc.                              400         28,844
----------------------------------------------------------------
 Bristol-Myers Squibb Co.                  1,100         28,160
----------------------------------------------------------------
 Forest Laboratories, Inc. 1                 500         25,250
----------------------------------------------------------------
 Johnson & Johnson                         1,596         86,742
----------------------------------------------------------------
 Merck & Co., Inc.                         1,400         77,812
----------------------------------------------------------------
 Mylan Laboratories, Inc.                    500         14,440
----------------------------------------------------------------
 Pfizer, Inc.                              3,240        100,505
                                                    ------------
                                                        384,028

----------------------------------------------------------------
 Industrials--6.7%
----------------------------------------------------------------
 Aerospace & Defense--1.0%
 Boeing Co.                                  200          6,134
----------------------------------------------------------------
 General Dynamics Corp.                      100          6,682
----------------------------------------------------------------
 Honeywell International, Inc.               300          7,860
----------------------------------------------------------------
 InVision Technologies, Inc. 1               100          2,365
----------------------------------------------------------------
 L-3 Communications Holdings, Inc. 1         300         13,005
----------------------------------------------------------------
 Mercury Computer Systems, Inc. 1            700         15,400
----------------------------------------------------------------
 United Technologies Corp.                   300         20,475
                                                    ------------
                                                         71,921

----------------------------------------------------------------
 Air Freight & Logistics--0.4%
 EGL, Inc. 1                                 600          9,396
----------------------------------------------------------------
 FedEx Corp.                                 200         12,796
 United Parcel Service, Inc., Cl. B          100          6,243
                                                    ------------
                                                         28,435

----------------------------------------------------------------
 Airlines--0.1%
 ExpressJet Holdings, Inc. 1                 300          3,522
----------------------------------------------------------------
 JetBlue Airways Corp. 1                     200          6,760
                                                    ------------
                                                         10,282

             7 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Building Products--0.3%
 American Woodmark Corp.                     200    $     9,378
----------------------------------------------------------------
 Watsco, Inc.                                600          9,420
                                                    ------------
                                                         18,798


----------------------------------------------------------------
 Commercial Services & Supplies--1.7%
 Allied Waste Industries, Inc. 1             600          5,928
----------------------------------------------------------------
 Apollo Group, Inc., Cl. A 1                 300         17,526
----------------------------------------------------------------
 Automatic Data Processing, Inc.             500         17,450
----------------------------------------------------------------
 Coinstar, Inc. 1                            400          8,488
----------------------------------------------------------------
 CSG Systems International, Inc. 1           200          2,644
----------------------------------------------------------------
 Education Management Corp. 1                100          4,754
----------------------------------------------------------------
 eFunds Corp. 1                              200          2,078
----------------------------------------------------------------
 H&R Block, Inc.                             600         24,564
----------------------------------------------------------------
 Harland (John H.) Co.                       700         17,059
----------------------------------------------------------------
 MemberWorks, Inc. 1                         400          8,800
----------------------------------------------------------------
 Republic Services, Inc. 1                   300          7,173
----------------------------------------------------------------
 Right Management Consultants, Inc. 1        650          8,444
                                                    ------------
                                                        124,908


----------------------------------------------------------------
 Construction & Engineering--0.1%
 Shaw Group, Inc. (The) 1                    600          7,320

----------------------------------------------------------------
 Electrical Equipment--0.4%
 Acuity Brands, Inc.                         400          6,628
----------------------------------------------------------------
 Emerson Electric Co.                        100          5,230
----------------------------------------------------------------
 Genlyte Group, Inc. (The) 1                 200          7,598
----------------------------------------------------------------
 Paxar Corp. 1                               300          3,372
----------------------------------------------------------------
 Tecumseh Products Co., Cl. A                100          3,845
                                                    ------------
                                                         26,673


----------------------------------------------------------------
 Industrial Conglomerates--2.0%
 3M Co.                                      100         12,647
----------------------------------------------------------------
 General Electric Co.                      3,600        103,320
----------------------------------------------------------------
 Tyco International Ltd.                   1,600         28,320
                                                    ------------
                                                        144,287


----------------------------------------------------------------
 Machinery--0.4%
 Actuant Corp., Cl. A 1                      100          4,326
----------------------------------------------------------------
 Albany International Corp., Cl. A           200          5,324
----------------------------------------------------------------
 Cascade Corp.                               100          1,625
----------------------------------------------------------------
 Danaher Corp.                               100          6,692
----------------------------------------------------------------
 Deere & Co.                                 100          4,367
----------------------------------------------------------------
 Pentair, Inc.                               100          3,886
----------------------------------------------------------------
 Trinity Industries, Inc.                    100          1,730
----------------------------------------------------------------
 Wabash National Corp. 1                     100          1,249
                                                    ------------
                                                         29,199


                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Road & Rail--0.2%
 Burlington Northern Santa Fe Corp.          300    $     8,853
----------------------------------------------------------------
 Hunt (J.B.) Transport Services, Inc. 1      100          3,704
----------------------------------------------------------------
 Roadway Corp.                               100          3,700
                                                    ------------
                                                         16,257

----------------------------------------------------------------
 Trading Companies & Distributors--0.1%
 Applied Industrial Technologies, Inc.       100          1,915
----------------------------------------------------------------
 Grainger (W.W.), Inc.                       200          9,340
                                                    ------------
                                                         11,255

----------------------------------------------------------------
 Information Technology--9.9%
----------------------------------------------------------------
 Communications Equipment--1.9%
 ADTRAN, Inc. 1                              200          9,662
----------------------------------------------------------------
 Avocent Corp. 1                             100          2,956
----------------------------------------------------------------
 Cisco Systems, Inc. 1                     5,000         81,400
----------------------------------------------------------------
 NetScreen Technologies, Inc. 1              500         11,195
----------------------------------------------------------------
 QUALCOMM, Inc.                            1,000         33,580
                                                    ------------
                                                        138,793

----------------------------------------------------------------
 Computers & Peripherals--2.6%
 Dell Computer Corp. 1                     1,700         53,193
----------------------------------------------------------------
 Hewlett-Packard Co.                       1,279         24,941
----------------------------------------------------------------
 Hutchinson Technology, Inc. 1               300          9,057
----------------------------------------------------------------
 International Business Machines Corp.       800         70,432
----------------------------------------------------------------
 Lexmark International, Inc., Cl. A 1        400         29,760
----------------------------------------------------------------
 Western Digital Corp. 1                     200          2,504
                                                    ------------
                                                        189,887

----------------------------------------------------------------
 Electronic Equipment & Instruments--0.1%
 Benchmark Electronics, Inc. 1               200          5,688
----------------------------------------------------------------
 Methode Electronics, Inc., Cl. A            100          1,110
                                                    ------------
                                                          6,798

----------------------------------------------------------------
 Internet Software & Services--0.3%
 Yahoo!, Inc. 1                              900         26,865
----------------------------------------------------------------
 IT Services--0.0%
 Keane, Inc. 1                               200          2,254
----------------------------------------------------------------
 Office Electronics--0.1%
 Xerox Corp. 1                               500          5,465
----------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--2.6%
 Altera Corp. 1                              800         15,424
----------------------------------------------------------------
 Intel Corp.                               3,600         75,024
----------------------------------------------------------------
 Linear Technology Corp.                     700         25,452
----------------------------------------------------------------
 QLogic Corp. 1                              600         30,054
----------------------------------------------------------------
 Texas Instruments, Inc.                   2,100         43,050
                                                    ------------
                                                        189,004




8 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Software--2.3%
 Adobe Systems, Inc.                         300    $    10,587
----------------------------------------------------------------
 Citrix Systems, Inc. 1                      200          4,366
----------------------------------------------------------------
 Microsoft Corp.                           4,200        103,362
----------------------------------------------------------------
 Oracle Corp. 1                            3,100         40,331
----------------------------------------------------------------
 Progress Software Corp. 1                   100          2,043
----------------------------------------------------------------
 Reynolds & Reynolds Co., Cl. A              200          5,920
                                                    ------------
                                                        166,609

----------------------------------------------------------------
 Materials--1.4%

----------------------------------------------------------------
 Chemicals--1.1%
 Ecolab, Inc.                                100          5,375
----------------------------------------------------------------
 MacDermid, Inc.                             400         10,000
----------------------------------------------------------------
 Monsanto Co.                                817         16,381
----------------------------------------------------------------
 OM Group, Inc. 1                          2,200         31,834
----------------------------------------------------------------
 PPG Industries, Inc.                        100          4,863
----------------------------------------------------------------
 RPM International, Inc.                     800          9,944
                                                    ------------
                                                         78,397


----------------------------------------------------------------
 Containers & Packaging--0.3%
 Caraustar Industries, Inc. 1                200          1,540
----------------------------------------------------------------
 Jarden Corp. 1                              200          5,840
----------------------------------------------------------------
 Owens-Illinois, Inc. 1                      200          2,290
----------------------------------------------------------------
 Pactiv Corp. 1                              300          5,865
----------------------------------------------------------------
 Silgan Holdings, Inc. 1                     100          2,549
                                                    ------------
                                                         18,084


----------------------------------------------------------------
 Metals & Mining--0.0%
 United States Steel Corp.                   200          3,150
----------------------------------------------------------------
 Telecommunication Services--2.7%
----------------------------------------------------------------
 Diversified Telecommunication Services--1.8%
 Alltel Corp.                                100          4,788
----------------------------------------------------------------
 BellSouth Corp.                           1,800         47,718
----------------------------------------------------------------
 SBC Communications, Inc.                    800         20,368
----------------------------------------------------------------
 Sprint Corp. (Fon Group)                  1,700         23,052
----------------------------------------------------------------
 Verizon Communications, Inc.              1,000         37,850
                                                    ------------
                                                        133,776


----------------------------------------------------------------
 Wireless Telecommunication Services--0.9%
 AT&T Corp.                                1,000         19,490
----------------------------------------------------------------
 AT&T Wireless Services, Inc. 1            1,386         10,769
----------------------------------------------------------------
 Nextel Communications, Inc., Cl. A 1      2,100         31,479
                                                    ------------
                                                         61,738

----------------------------------------------------------------
 Utilities--1.6%
----------------------------------------------------------------
 Electric Utilities--1.2%
 Alliant Energy Corp.                        800         15,984
----------------------------------------------------------------
 CenterPoint Energy, Inc.                    200          1,910
----------------------------------------------------------------
 Cleco Corp.                                 100          1,740

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Electric Utilities Continued
 DTE Energy Co.                              100    $     4,333
----------------------------------------------------------------
 Edison International 1                      700         11,396
----------------------------------------------------------------
 Exelon Corp.                                300         17,190
----------------------------------------------------------------
 PG&E Corp. 1                                700         11,900
----------------------------------------------------------------
 PPL Corp.                                   500         20,220
----------------------------------------------------------------
 TXU Corp.                                   200          4,048
                                                    ------------
                                                         88,721


----------------------------------------------------------------
 Gas Utilities--0.4%
 Kinder Morgan, Inc.                         200         10,210
----------------------------------------------------------------
 Sempra Energy                               700         19,089
                                                    ------------
                                                         29,299
                                                    ------------
 Total Common Stocks (Cost $4,544,705)                4,687,726

                                       Principal
                                          Amount
----------------------------------------------------------------
 U.S. Government Obligations--21.9%

 U.S. Treasury Bonds, 6.50%, 11/15/26   $150,000        194,994
----------------------------------------------------------------
 U.S. Treasury Nts.:
 3.50%, 11/15/06                         175,000        185,268
 5%, 2/15/11                             215,000        244,151
 5.25%, 5/15/04                          135,000        140,284
 5.75%, 11/15/05                         755,000        833,774
                                                    ------------
 Total U.S. Government Obligations
 (Cost $1,498,495)                                    1,598,471

----------------------------------------------------------------
 Short-Term Notes--1.0%

 U.S. Treasury Bills,
 1.16%, 6/19/03 2 (Cost $74,957)          75,000         74,957

----------------------------------------------------------------
 Joint Repurchase Agreements--12.7% 3

 Undivided interest of 0.27% in joint repurchase agreement (Market Value $348,378,000) with Banc One Capital Markets,
 Inc., 1.23%, dated 5/30/03, to be repurchased at $932,096
 on 6/2/03, collateralized by U.S. Treasury Bonds,
 3.375%, 4/30/04, with a value of
 $355,526,284 (Cost $932,000)            932,000        932,000

----------------------------------------------------------------
 Total Investments, at Value
 (Cost $7,050,157)                          99.7%     7,293,154
----------------------------------------------------------------
 Other Assets Net of Liabilities             0.3         24,931
                                           ---------------------
 Net Assets                                100.0%   $ 7,318,085
                                           =====================


Footnotes to Statement of Investments
1. Non-income producing security.
2. Securities with an aggregate market value of $74,957 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
3. The Fund may have elements of risk due to concentrated investments.
Such concentrations may subject the Fund to additional risks.

See accompanying Notes to Financial Statements.

             9 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 May 31, 2003


-------------------------------------------------------------------------------
 Assets

 Investments, at value (including $932,000 in repurchase agreements)
(cost $7,050,157)--see accompanying statement                       $ 7,293,154
-------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                      26,224
 Interest and dividends                                                  11,686
 Daily variation on futures contracts                                    11,240
 Other                                                                      533
                                                                    -----------
 Total assets                                                         7,342,837

-------------------------------------------------------------------------------
 Liabilities

 Bank overdraft                                                             503
-------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                  10,627
 Legal, auditing and other professional fees                              7,726
 Shareholder reports                                                      2,872
 Distribution and service plan fees                                       1,013
 Transfer and shareholder servicing agent fees                              823
 Trustees' compensation                                                     172
 Other                                                                    1,016
                                                                    -----------
 Total liabilities                                                       24,752

-------------------------------------------------------------------------------
 Net Assets                                                         $ 7,318,085
                                                                    ===========

-------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                    $ 7,759,948
-------------------------------------------------------------------------------
 Undistributed net investment income                                     17,341
-------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions              (838,441)
-------------------------------------------------------------------------------
 Net unrealized appreciation on investments                             379,237
                                                                    -----------
 Net Assets                                                         $ 7,318,085
                                                                    ===========

-------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share
(based on net assets of $5,429,193 and 604,863 shares
 of beneficial interest outstanding)                                      $8.98
 Maximum offering price per share (net asset value plus
 sales charge of 5.75% of offering price)                                 $9.53
-------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price
(excludes applicable contingent deferred
 sales charge) and offering price
 per share (based on net assets of $655,231 and
 73,653 shares of beneficial interest outstanding)                        $8.90
-------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
applicable contingent deferred
sales charge) and offering price
 per share (based on net assets of $701,905 and
78,690 shares of beneficial interest outstanding)                         $8.92
-------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price
(excludes applicable contingent deferred
 sales charge) and offering price per share (based
 on net assets of $531,756 and 59,310 shares of
 beneficial interest outstanding)                                         $8.97


 See accompanying Notes to Financial Statements.


            10 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended May 31, 2003

-------------------------------------------------------------------------------------------
 Investment Income

 Interest                                                                         $  43,175
-------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $13)                                 33,992
                                                                                 ----------
 Total investment income                                                             77,167

-------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                     30,382
-------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                              1,149
 Class B                                                                              2,662
 Class C                                                                              2,877
 Class N                                                                              1,094
-------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                              2,313
 Class B                                                                              1,750
 Class C                                                                              1,564
 Class N                                                                                969
 Class Y                                                                                  8
-------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                          6,681
-------------------------------------------------------------------------------------------
 Shareholder reports                                                                  3,542
-------------------------------------------------------------------------------------------
 Trustees' compensation                                                               2,446
-------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                            298
-------------------------------------------------------------------------------------------
 Other                                                                                1,543
                                                                                 ----------
 Total expenses                                                                      59,278
 Less voluntary reimbursement of expenses                                            (4,750)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B       (990)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C       (598)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N       (207)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y         (5)
                                                                                 ----------
 Net expenses                                                                        52,728

-------------------------------------------------------------------------------------------
 Net Investment Income                                                               24,439


-------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on:
 Investments                                                                       (134,709)
 Closing of futures contracts                                                       (52,382)
                                                                                 ----------
 Net realized loss                                                                 (187,091)
-------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                        496,032
 Futures contracts                                                                   97,277
                                                                                 ----------
 Net unrealized appreciation                                                        593,309


-------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                             $ 430,657
                                                                                 ==========




 See accompanying Notes to Financial Statements.


            11 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       Six Months           Year
                                                                                                            Ended          Ended
                                                                                                     May 31, 2003    November 30,
                                                                                                      (Unaudited)           2002
--------------------------------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                                                $    24,439    $    54,560
--------------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                                       (187,091)      (418,376)
--------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                                     593,309       (118,544)
                                                                                                      --------------------------
 Net increase (decrease) in net assets resulting from operations                                          430,657       (482,360)

--------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                                                  (51,591)       (49,625)
 Class B                                                                                                   (1,161)          (947)
 Class C                                                                                                       --         (3,716)
 Class N                                                                                                   (2,086)          (358)
 Class Y                                                                                                       (5)           (12)

--------------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                                                  264,566        534,329
 Class B                                                                                                  161,949        376,649
 Class C                                                                                                  138,518        207,640
 Class N                                                                                                  180,767        284,637
 Class Y                                                                                                     (886)            --

--------------------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                                         1,120,728        866,237
--------------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                                    6,197,357      5,331,120
                                                                                                      --------------------------
 End of period [including undistributed net investment income of $17,341 and $47,740, respectively    $ 7,318,085    $ 6,197,357
                                                                                                      ==========================



 See accompanying Notes to Financial Statements.


            12 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

FINANCIAL HIGHLIGHTS

                                       Six Months                     Year
                                            Ended                    Ended
                                     May 31, 2003                  Nov. 30,
Class A                                (Unaudited)      2002          2001 1

--------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period       $8.55      $9.44        $10.00
--------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                        .04        .09           .09
 Net realized and unrealized gain (loss)      .48       (.88)         (.65)
                                           -------------------------------
 Total from investment operations             .52       (.79)         (.56)
--------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income        (.09)      (.10)           --
--------------------------------------------------------------------------
 Net asset value, end of period             $8.98      $8.55         $9.44
                                           ===============================

--------------------------------------------------------------------------
 Total Return, at Net Asset Value 2          6.17%     (8.49)%       (5.60)%

--------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $5,429     $4,898       $4,829
--------------------------------------------------------------------------
 Average net assets (in thousands)          $4,866     $4,744       $4,739
--------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                        0.91%      1.08%        1.19%
 Expenses, gross                              1.55%      1.51%        1.53%
 Expenses, net                                1.41% 4    1.41% 4,5    1.51% 4,5
--------------------------------------------------------------------------
 Portfolio turnover rate                        30%        73%          32%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary reimbursement of expenses.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


            13 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued

                                       Six Months                    Year
                                            Ended                   Ended
                                     May 31, 2003                 Nov. 30,
Class B                                (Unaudited)       2002        2001 1
-------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period      $ 8.44      $ 9.37      $10.00
-------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                        .01         .07         .01
 Net realized and unrealized gain (loss)      .47        (.92)       (.64)
                                           -------------------------------
 Total from investment operations             .48        (.85)       (.63)
--------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income        (.02)       (.08)         --
-------------------------------------------------------------------------
 Net asset value, end of period             $8.90       $8.44       $9.37
                                           ==============================

-------------------------------------------------------------------------
 Total Return, at Net Asset Value 2          5.72%      (9.11)%     (6.30)%

-------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $655        $455        $100
-------------------------------------------------------------------------
 Average net assets (in thousands)           $535        $255        $ 32
-------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                       0.16%       0.28%       0.50%
 Expenses, gross                             3.06%       2.75%       2.44%
 Expenses, net                               2.54% 4,5   2.64% 4,5   2.17% 4,5
-------------------------------------------------------------------------
 Portfolio turnover rate                       30%         73%         32%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary waiver of transfer agent fees.
5. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.


            14 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                                      Six Months                       Year
                                           Ended                      Ended
                                    May 31, 2003                   Nov. 30,
 Class C                              (Unaudited)         2002         2001 1
---------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period      $8.44        $ 9.38       $10.00
---------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                       .01           .05          .01
 Net realized and unrealized gain (loss)     .47          (.90)        (.63)
                                           --------------------------------
 Total from investment operations            .48          (.85)        (.62)
---------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income         --          (.09)          --
---------------------------------------------------------------------------
 Net asset value, end of period            $8.92         $8.44       $ 9.38
                                           ================================

---------------------------------------------------------------------------
 Total Return, at Net Asset Value 2         5.69%        (9.12)%      (6.20)%


---------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $702          $521         $363
---------------------------------------------------------------------------
 Average net assets (in thousands)          $578          $467         $ 68
---------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                      0.16%         0.29%        0.46%
 Expenses, gross                            2.94%         2.67%        2.43%
 Expenses, net                              2.56% 4,5     2.56% 4,5    2.04% 4,5
---------------------------------------------------------------------------
 Portfolio turnover rate                      30%           73%          32%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary waiver of transfer agent fees.
5. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.


            15 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

FINANCIAL HIGHLIGHTS  Continued

                                     Six Months                        Year
                                          Ended                       Ended
                                   May 31, 2003                    Nov. 30,
 CLASS N                             (Unaudited)         2002          2001 1
--------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period     $8.52        $ 9.41        $ 9.75
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                      .03           .07           .04
 Net realized and unrealized gain (loss)    .47          (.87)         (.38)
                                          --------------------------------------
 Total from investment operations           .50          (.80)         (.34)
--------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income      (.05)         (.09)           --
--------------------------------------------------------------------------------
 Net asset value, end of period           $8.97         $8.52         $9.41
                                          ======================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2        5.98%        (8.60)%       (3.49)%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)  $532          $322           $38
--------------------------------------------------------------------------------
 Average net assets (in thousands)         $440          $147           $24
--------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                     0.65%         0.76%         0.84%
 Expenses, gross                           2.34%         2.22%         1.94%
 Expenses, net                             2.08% 4,5     2.12% 4,5     1.79% 4,5
--------------------------------------------------------------------------------
 Portfolio turnover rate                     30%           73%           32%



1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Net of voluntary waiver of transfer agent fees.
5. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.


            16 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                                         Period                        Year
                                          Ended                       Ended
                                   May 14, 2003 1                   Nov. 30,
CLASS Y                              (Unaudited)         2002          2001 2
---------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period     $8.57        $ 9.46        $10.00
---------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                      .04           .11           .11
 Net realized and unrealized gain (loss)    .30          (.88)         (.65)
                                          ---------------------------------
 Total from investment operations           .34          (.77)         (.54)
---------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income      (.05)         (.12)           --
---------------------------------------------------------------------------
 Net asset value, end of period           $8.86         $8.57         $9.46
                                          =================================

---------------------------------------------------------------------------
 Total Return, at Net Asset Value 3        3.38%        (8.27)%       (5.40)%

---------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $--            $1            $1
---------------------------------------------------------------------------
 Average net assets (in thousands)          $ 1            $1            $1
---------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income                     0.80%         1.24%         1.39%
 Expenses, gross                           3.00%        88.03%       501.51%
 Expenses, net                             1.86% 5,6     1.54% 5,6     1.28% 5,6
---------------------------------------------------------------------------
 Portfolio turnover rate                     30%           73%           32%



1. Class Y shares were redeemed on May 15, 2003.
2. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Net of voluntary waiver of transfer agent fees.
6. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.


            17 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Select Managers QM Active Balanced Fund (the Fund), a series of Oppenheimer Select Managers, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek income and long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with The Prudential Investment Corp. (the Sub-Advisor).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. As of May 16, 2003, the Fund no longer offered Class Y shares.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

            18 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

    As of May 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $799,478. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended November 30, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of November 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              --------------------------
                              2009            $ 197,620
                              2010              412,104
                                              ----------
                              Total            $609,724
                                              ==========

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended May 31, 2003 and the year ended November 30, 2002 was as follows:

                                     Six Months Ended               Year Ended
                                         May 31, 2003        November 30, 2002
    --------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                           $54,843                  $54,658

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


            19 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                                Six Months Ended May 31, 2003 1        Year Ended November 30, 2002
                                                                     Shares            Amount              Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
 Class A
 Sold                                                                46,503         $ 381,594              86,940         $ 763,888
 Dividends and/or distributions reinvested                              777             6,446                  88               829
 Redeemed                                                           (15,119)         (123,474)            (26,054)         (230,388)
                                                                    ---------------------------------------------------------------
 Net increase                                                        32,161         $ 264,566              60,974         $ 534,329
                                                                    ===============================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Class B
 Sold                                                                20,666         $ 169,778              54,765         $ 476,135
 Dividends and/or distributions reinvested                              127             1,046                 100               938
 Redeemed                                                            (1,091)           (8,875)            (11,601)         (100,424)
                                                                    ---------------------------------------------------------------
 Net increase                                                        19,702         $ 161,949              43,264         $ 376,649
                                                                    ===============================================================


-----------------------------------------------------------------------------------------------------------------------------------
 Class C
 Sold                                                                24,101         $ 197,131              34,916         $ 305,372
 Dividends and/or distributions reinvested                               --                --                 398             3,706
 Redeemed                                                            (7,200)          (58,613)            (12,182)         (101,438)
                                                                    ---------------------------------------------------------------
 Net increase                                                        16,901         $ 138,518              23,132         $ 207,640
                                                                    ===============================================================


-----------------------------------------------------------------------------------------------------------------------------------
 Class N
 Sold                                                                30,907         $ 257,027              34,605         $ 291,806
 Dividends and/or distributions reinvested                              251             2,080                  37               348
 Redeemed                                                            (9,613)          (78,340)               (920)           (7,517)
                                                                    ---------------------------------------------------------------
 Net increase                                                        21,545         $ 180,767              33,722         $ 284,637
                                                                    ===============================================================


-----------------------------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                                                                    --         $      --                  --         $      --
 Dividends and/or distributions reinvested                               --                --                  --                --
 Redeemed                                                              (100)             (886)                 --                --
                                                                    ---------------------------------------------------------------
 Net decrease                                                          (100)        $    (886)                 --         $      --
                                                                    ===============================================================


 1. For the period from December 1, 2002 to May 15, 2003 for Class Y shares.


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2003, were $2,063,085 and $1,722,974, respectively.


--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.95% of the first $300 million of average annual net assets of the Fund and 0.90% of average annual net assets in excess of $300 million. The Manager has voluntarily undertaken to assume certain Fund expenses. The Manager reserves the right to amend or terminate that expense assumption at any time.


            20 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

--------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager retains The Prudential Investment Corporation (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the six months ended May 31, 2003, the Manager paid $13,938 to the Sub-Advisor for services to the Fund.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc.
(the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                  Aggregate          Class A       Concessions       Concessions      Concessions       Concessions
                                  Front-End        Front-End        on Class A        on Class B       on Class C        on Class N
                              Sales Charges    Sales Charges            Shares            Shares           Shares            Shares
                                 on Class A      Retained by       Advanced by       Advanced by      Advanced by       Advanced by
 Six Months Ended                    Shares      Distributor     Distributor 1     Distributor 1    Distributor 1     Distributor 1
------------------------------------------------------------------------------------------------------------------------------------
 May 31, 2003                        $6,195           $3,270              $381            $4,472           $1,626            $2,417

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                             Class A                   Class B                   Class C                    Class N
                                 Contingent Deferred       Contingent Deferred       Contingent Deferred        Contingent Deferred
                                       Sales Charges             Sales Charges             Sales Charges              Sales Charges
                                         Retained by               Retained by               Retained by                Retained by
 Six Months Ended                        Distributor               Distributor               Distributor                Distributor
------------------------------------------------------------------------------------------------------------------------------------
 May 31, 2003                                     $--                     $159                       $44                       $370

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended May 31, 2003, payments under the Class A Plan totaled $1,149, all of which were paid by the Distributor to recipients, and included $60 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.


            21 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Distribution fees paid to the Distributor for the six months ended May 31, 2003, were as follows:

                                                                                                      Distributor's Aggregate
                                                                            Distributor's Aggregate              Unreimbursed
                                 Total Payments           Amount Retained     Unreimbursed Expenses          Expenses as % of
                                     Under Plan            by Distributor                Under Plan       Net Assets of Class
-----------------------------------------------------------------------------------------------------------------------------
 Class B Plan                            $2,662                    $2,393                   $51,400                      7.84%
 Class C Plan                             2,877                     1,475                    37,792                      5.38
 Class N Plan                             1,094                       983                    26,792                      5.04


--------------------------------------------------------------------------------
 5. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
    Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of May 31, 2003, the Fund had outstanding futures contracts as follows:

                                          Expiration                 Number of           Valuation as of                 Unrealized
 Contract Description                           Date                 Contracts              May 31, 2003               Appreciation
-----------------------------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Standard & Poor's 500 E-Mini                      6/20/03                  16                  $770,600                   $136,240

--------------------------------------------------------------------------------
 6. Borrowing and Lending Arrangements
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in

            22 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at May 31, 2003.


--------------------------------------------------------------------------------
 7. Fund Reorganization
 In April, 2003, the Board of Trustees approved the reorganization of Oppenheimer Select Managers QM Active Balanced Fund with and into Oppenheimer Multiple Strategies Fund. Shareholders of Oppenheimer Select Managers QM Active Balanced Fund will be asked to approve a reorganization whereby shareholders would receive shares of Oppenheimer Multiple Strategies Fund. If shareholder approval is received, it is expected that the reorganization will occur during the third quarter of calendar 2003.


            23 | OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of May 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)